UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                               THE GLOBAL X FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                           410 Park Avenue, 4th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 493-8631

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                           GLOBAL X SILVER MINERS ETF
                           GLOBAL X COPPER MINERS ETF
                          GLOBAL X CHINA FINANCIALS ETF
                         GLOBAL X CHINA INDUSTRIALS ETF
                           GLOBAL X CHINA CONSUMER ETF
                          GLOBAL X CHINA MATERIALS ETF
                          GLOBAL X CHINA TECHNOLOGY ETF
                            GLOBAL X CHINA ENERGY ETF
                           GLOBAL X FTSE NORDIC 30 ETF
                    GLOBAL X /INTERBOLSA FTSE COLOMBIA 20 ETF

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2010

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                               TABLE OF CONTENTS

Schedules of Investments                                                       1
Statements of Assets and Liabilities                                          23
Statements of Operations                                                      25
Statements of Changes                                                         27
Financial Highlights                                                          29
Notes to Financial Statements                                                 30
Disclosure of Fund Expenses                                                   39
Approval of Investment Advisory Agreement                                     41
Supplemental Information                                                      46

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission's website at http://www.sec.gov.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                           GLOBAL X SILVER MINERS ETF

SECTOR WEIGHTINGS +:

                                   (BAR CHART)

Basic Materials          90.4%
Short-Term Investments    9.6%

+    Percentages based on total investments.

COMMON STOCK -- 99.9%++

                                                          SHARES        VALUE
                                                       -----------   -----------
CANADA-- 28.2%
Basic Materials -- 28.2%
   Alexco Resource * ...............................        95,000   $   370,500
   Bear Creek Mining * .............................       102,600       518,100
   ECU Silver Mining * .............................       532,000       377,045
   Endeavour Silver * ..............................        93,480       365,507
   Excellon Resources * ............................       450,680       470,244
   First Majestic Silver * .........................       157,700       586,777
   Fortuna Silver Mines * ..........................       191,900       430,684
   Great Panther Silver * ..........................       191,900       171,896
   Impact Silver * .................................        72,200        85,284
   MAG Silver * ....................................        88,160       671,779
   Orko Silver * ...................................       201,400       339,004
   Pan American Silver .............................       134,140     3,552,027
   Scorpio Mining * ................................       190,000       157,102
                                                                     -----------
TOTAL CANADA .......................................                   8,095,949
                                                                     -----------
PERU-- 3.5%
Basic Materials -- 3.5%
   Hochschild Mining ...............................       262,200     1,000,717
                                                                     -----------
TOTAL PERU .........................................                   1,000,717
                                                                     -----------
RUSSIA-- 4.1%
Basic Materials -- 4.1%
   Polymetal GDR * .................................       111,150     1,167,075
                                                                     -----------
TOTAL RUSSIA .......................................                   1,167,075
                                                                     -----------
UNITED STATES-- 64.1%
Basic Materials -- 64.1%
   Coeur d'Alene Mines * ...........................        79,800     1,430,016
   Fresnillo .......................................       259,160     3,177,457
   Gammon Gold * ...................................       178,600     1,325,212
   Hecla Mining * ..................................       230,660     1,377,040
   Industrias Penoles * ............................       148,200     3,149,527
   Minefinders * ...................................       114,000     1,146,840
   Mines Management * ..............................        32,300        87,856
   Silver Standard Resources * .....................        68,780     1,410,678
   Silver Wheaton * ................................       195,700     3,820,064

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                           GLOBAL X SILVER MINERS ETF

COMMON STOCK -- CONTINUED

                                                         SHARES/
                                                       FACE AMOUNT      VALUE
                                                       -----------   -----------
Basic Materials -- continued
   Silvercorp Metals ...............................       179,550   $ 1,477,697
                                                                     -----------
TOTAL UNITED STATES ................................                  18,402,387
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $28,336,022) ..............................                 $28,666,128
                                                                     ===========
U.S. TREASURY OBLIGATION -- 10.4%
   United States Treasury Bill
      0.125%, 05/27/10 (A)
      (Cost $2,999,729) ............................    $3,000,000     2,999,730
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATION
   (Cost $2,999,729) ...............................                 $ 2,999,730
                                                                     ===========
TIME DEPOSIT -- 0.1%
   Brown Brothers, 0.030%
      (Cost $37,972) ...............................        37,972        37,972
                                                                     -----------
TOTAL TIME DEPOSIT
   (Cost $37,972) ..................................                 $    37,972
                                                                     ===========
TOTAL INVESTMENTS-- 110.4%
   (Cost $31,373,723) ..............................                 $31,703,830
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $28,717,489.

*    Non-income producing security.

++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

GDR -- GLOBAL DEPOSITARY RECEIPT

As of April 30, 2010, all of the Fund's investments are classified as Level 1, except for the U.S. Treasury Obligation and Time Deposit which are Level 2, in accordance with ASC 820.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                           GLOBAL X COPPER MINERS ETF

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Basic Materials          99.9%
Short-Term Investments    0.1%

+    Percentages based on total investments.

COMMON STOCK -- 99.9++%

                                                          SHARES        VALUE
                                                       -----------   -----------
AUSTRALIA-- 1.5%
Basic Materials -- 1.5%
   Cudeco * ........................................         7,200   $    29,973
                                                                     -----------
TOTAL AUSTRALIA                                                           29,973
                                                                     -----------
CANADA-- 20.5%
Basic Materials -- 20.5%
   Augusta Resource * ..............................         7,350        18,596
   Continental Minerals * ..........................         6,750        14,883
   Duluth Metals * .................................         4,800         9,922
   Equinox Minerals * ..............................        25,050        99,125
   FNX Mining * ....................................         6,036        79,379
   Imperial Metals * ...............................           933        18,111
   Mercator Minerals * .............................        11,850        26,478
   Quadra Mining * .................................         5,820        88,340
   Taseko Mines * ..................................        10,995        62,452
                                                                     -----------
TOTAL CANADA .......................................                     417,286
                                                                     -----------
CHINA-- 4.8%
Basic Materials -- 4.8%
   Jiangxi Copper, Cl H ............................        45,600        98,203
                                                                     -----------
TOTAL CHINA ........................................                      98,203
                                                                     -----------
UNITED STATES-- 73.1%
Basic Materials -- 73.1%
   Aditya Birla Minerals ...........................        18,900        18,883
   Antofagasta .....................................         6,720       102,694
   Capstone Mining * ...............................        10,560        30,353
   Corriente Resources, Cl A * .....................         3,534        29,151
   First Quantum Minerals ..........................         1,344       103,112
   Freeport-McMoRan Copper & Gold ..................         1,245        94,035
   Grupo Mexico ....................................        36,300        95,848
   HudBay Minerals * ...............................         7,950       101,106
   Inmet Mining ....................................         1,800        93,429
   Ivanhoe Mines * .................................         5,730        90,649
   Kazakhmys .......................................         4,500        96,647
   KGHM Polska Miedz ...............................         2,592        97,166
   Lundin Mining * .................................        19,650        92,650
   Metorex * .......................................        34,500        19,804
   Northern Dynasty Minerals * .....................         5,625        53,156
   OZ Minerals .....................................        93,600       100,011
   Southern Copper .................................         3,000        91,740

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                           GLOBAL X COPPER MINERS ETF

COMMON STOCK -- CONTINUED

                                                         SHARES/
                                                       FACE AMOUNT      VALUE
                                                       -----------   -----------
Basic Materials -- continued
   Vedanta Resources ...............................         2,400   $    92,700
   Xstrata .........................................         5,445        90,497
                                                                     -----------
TOTAL UNITED STATES ................................                   1,493,631
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $2,132,855) ...............................                 $ 2,039,093
                                                                     ===========
TIME DEPOSIT -- 0.1%
   Brown Brothers, 0.030%
      (Cost $2,884) ................................   $     2,884         2,884
                                                                     -----------
TOTAL TIME DEPOSIT
   (Cost $2,884) ...................................                 $     2,884
                                                                     ===========
TOTAL INVESTMENTS-- 100.0%
   (Cost $2,135,739) ...............................                 $ 2,041,977
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $2,042,138.

*    Non-income producing security.

++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

CL -- CLASS

As of April 30, 2010, all of the Fund's investments are classified as Level 1, except for the Time Deposit which is Level 2, in accordance with ASC 820.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                          GLOBAL X CHINA FINANCIALS ETF

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Financials   100%

+    Percentages based on total investments.

COMMON STOCK -- 101.1++%

                                                          SHARES        VALUE
                                                       -----------   -----------
CHINA-- 83.1%
Financials -- 83.1%
   Bank of China, Cl H .............................    10,027,100   $ 5,269,400
   Bank of Communications, Cl H ....................     2,268,000     2,637,889
   China Citic Bank, Cl H ..........................     3,620,700     2,429,718
   China Construction Bank, Cl H ...................     6,650,100     5,499,065
   China Life Insurance, Cl H ......................     1,154,108     5,314,326
   China Merchants Bank, Cl H ......................     1,060,033     2,648,785
   China Pacific Insurance Group, Cl H .............       638,085     2,666,975
   CNinsure ADR ....................................        35,610       987,821
   Country Garden Holdings .........................     1,649,475       516,271
   E-House China Holdings ADR ......................        37,170       624,828
   Evergrande Real Estate Group * ..................     2,225,558       908,707
   Greentown China Holdings ........................       284,692       308,754
   Guangzhou R&F Properties ........................       458,555       613,076
   Industrial & Commercial Bank of China ...........     7,200,900     5,351,657
   KWG Property Holding ............................       569,262       337,284
   Longfor Properties * ............................       602,623       603,104
   PICC Property & Casualty, Cl H * ................     1,633,811     1,580,401
   Ping An Insurance Group of China, Cl H ..........       307,800     2,689,950
   Renhe Commercial Holdings .......................     3,959,963       979,305
   Shimao Property Holdings ........................       705,092     1,104,345
   Sino-Ocean Land Holdings ........................     2,037,550     1,590,401
   Soho China ......................................       890,174       514,810
                                                                     -----------
TOTAL CHINA ........................................                  45,176,872
                                                                     -----------
HONG KONG-- 18.0%
Financials -- 18.0%
   Agile Property Holdings .........................       658,500       780,314
   China Everbright ................................       341,922       863,195
   China Minsheng Banking, Cl H * ..................       423,559       459,358
   China Overseas Land & Investment ................     1,260,600     2,497,235
   China Resources Land ............................       892,429     1,664,439
   China Taiping Insurance Holdings ................       364,730     1,223,784
   Franshion Properties China ......................     1,887,300       544,521
   Hopson Development Holdings .....................       292,096       387,515
   Poly Hong Kong Investments ......................       545,859       549,107
   Shenzhen Investment .............................       911,062       281,634

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                          GLOBAL X CHINA FINANCIALS ETF

COMMON STOCK -- CONTINUED

                                                          SHARES        VALUE
                                                       -----------   -----------
Financials -- continued
   Shui On Land ....................................     1,200,470   $   555,100
                                                                     -----------
TOTAL HONG KONG ....................................                   9,806,202
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $56,869,522) ..............................                 $54,983,074
                                                                     ===========
TOTAL INVESTMENTS-- 101.1%
   (Cost $56,869,522) ..............................                 $54,983,074
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $54,371,814.

*    Non-income producing security.

++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

As of April 30, 2010, all of the Fund's investments are classified as Level 1, in accordance with ASC 820.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                         GLOBAL X CHINA INDUSTRIALS ETF

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Industrials              99.8%
Short-Term Investments    0.2%

+    Percentages based on total investments.

COMMON STOCK -- 99.9++%

                                                          SHARES        VALUE
                                                       -----------   -----------
CHINA-- 81.7%
Industrials -- 81.7%
   Anhui Conch Cement, Cl H ........................       374,000   $ 1,211,533
   A-Power Energy Generation Systems * .............        19,800       207,702
   Asia Cement China Holdings ......................       323,000       158,093
   BBMG * ..........................................       684,310       680,449
   Byd, Cl H .......................................       132,600     1,204,942
   China Communications Construction, Cl H .........     1,265,392     1,212,617
   China COSCO Holdings, Cl H ......................       923,156     1,208,077
   China National Building Material, Cl H ..........       720,406     1,204,419
   China National Materials ........................       708,153       466,094
   China Railway Construction, Cl H ................       918,000     1,158,762
   China Railway Group, Cl H * .....................     1,576,800     1,104,845
   China Shanshui Cement Group .....................     1,032,267       531,836
   China Shipping Container Lines, Cl H ............     2,223,470       947,949
   China Shipping Development, Cl H ................       794,675     1,209,853
   China South Locomotive and Rolling Stock ........     1,126,381       858,880
   Dongfang Electric, Cl H .........................        97,202       641,019
   Duoyuan Global Water ADR * ......................        12,850       342,838
   Guangshen Railway, Cl H .........................       883,154       346,946
   Harbin Electric * ...............................        11,600       254,156
   Harbin Power Equipment, Cl H ....................       379,695       302,727
   Metallurgical Corp of China, Cl H * .............     1,829,200       958,918
   Sany Heavy Equipment International Holdings * ...       366,992       450,952
   Shanghai Electric Group, Cl H ...................     1,720,818       831,174
   Sinotrans, Cl H .................................       941,909       226,870
   Sinotruk Hong Kong ..............................       404,906       395,842
   Weichai Power, Cl H .............................       112,245       932,508
   Yangzijiang Shipbuilding Holdings ...............     1,067,376     1,051,717
   Zhuzhou CSR Times Electric, Cl H ................       287,460       614,626
                                                                     -----------
TOTAL CHINA                                                           20,716,344
                                                                     -----------
HONG KONG-- 18.2%
Industrials -- 18.2%
   Beijing Capital International Airport, Cl H .....       903,211       552,597
   China High Speed Transmission Equipment Group ...       508,276     1,221,622
   China Resources Cement Holdings * ...............     1,055,362       488,002
   Citic Resources Holdings * ......................     1,284,408       307,710
   Shanghai Industrial Holdings ....................       258,400     1,134,939
   Shenzhen International Holdings .................     4,205,346       319,580


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                         GLOBAL X CHINA INDUSTRIALS ETF

COMMON STOCK -- CONTINUED

                                                         SHARES/
                                                       FACE AMOUNT      VALUE
                                                       -----------   -----------

Industrials -- continued
   Sinotrans Shipping ..............................       788,250   $   360,427
   Tianjin Development Holdings ....................       380,800       242,298
                                                                     -----------
TOTAL HONG KONG ....................................                   4,627,175
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $26,921,430) ..............................                 $25,343,519
                                                                     ===========
TIME DEPOSIT -- 0.2%
   Brown Brothers, 0.030%
      (Cost $44,654) ...............................   $    44,654        44,654
                                                                     -----------
TOTAL TIME DEPOSIT
   (Cost $44,654) ..................................                 $    44,654
                                                                     ===========
TOTAL INVESTMENTS-- 100.1%
   (Cost $26,966,084) ..............................                 $25,388,173
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $25,363,050.

*    Non-income producing security.

++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

As of April 30, 2010, all of the Fund's investments are classified as Level 1, except for the Time Deposit which is Level 2, in accordance with ASC 820.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                           GLOBAL X CHINA CONSUMER ETF

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Consumer Goods      47.3%
Consumer Services   44.9%
Health Care          7.8%

+    Percentages based on total investments.

COMMON STOCK -- 103.8++%

                                                          SHARES        VALUE
                                                       -----------   -----------
CHINA-- 82.3%
Consumer Goods -- 38.6%
   361 Degrees International .......................       399,600   $   290,803
   Anta Sports Products ............................       457,200       829,153
   AviChina Industry & Technology, Cl H ............       972,000       419,408
   BaWang International Group Holding * ............       540,000       403,411
   China Huiyuan Juice Group .......................       349,200       267,169
   China Yurun Food Group ..........................       484,687     1,485,813
   Dongfeng Motor Group, Cl H ......................       970,500     1,412,536
   Great Wall Motor, Cl H ..........................       262,800       484,724
   Li Ning .........................................       384,519     1,493,244
   Shenzhou International Group Holdings ...........       237,600       315,217
   Tingyi Cayman Islands Holding ...................       573,500     1,434,526
   Tsingtao Brewery, Cl H ..........................       237,347     1,183,097
   Uni-President China Holdings ....................       640,800       362,337
   Want Want China Holdings ........................     1,984,500     1,510,651
   Zhongpin * ......................................        18,000       228,240
                                                                     -----------
                                                                      12,120,329
                                                                     -----------
Consumer Services -- 35.6%
   Air China, Cl H .................................     1,422,000     1,609,956
   AirMedia Group ADR * ............................        43,200       276,912
   Ajisen China Holdings ...........................       255,600       275,228
   China Nepstar Chain Drugstore ADR ...............        68,400       450,756
   China Southern Airlines, Cl H * .................       895,122       465,789
   Focus Media Holding ADR * .......................        64,800     1,087,344
   Golden Eagle Retail Group .......................       399,600       781,309
   Home Inns & Hotels Management ADR * .............        21,600       752,760
   Intime Department Store Group ...................       651,600       629,460
   New Oriental Education & Technology Group
      ADR * ........................................        16,830     1,574,783
   Parkson Retail Group ............................       782,000     1,289,266
   PCD Stores * ....................................     1,577,644       518,173
   Peak Sport Products *                                   550,800       426,377
   Shanghai Jin Jiang International Hotels Group,
      Cl H .........................................       813,600       254,650
   VisionChina Media ADR * .........................        47,850       205,276
   Wumart Stores, Cl H .............................       280,800       607,620
                                                                     -----------
                                                                      11,205,659
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                           GLOBAL X CHINA CONSUMER ETF

COMMON STOCK -- CONTINUED

                                                          SHARES        VALUE
                                                       -----------   -----------
Health Care -- 8.1%
   Shandong Weigao Group Medical Polymer, Cl H .....       223,200   $ 1,047,894
   Sinopharm Group, Cl H ...........................       324,000     1,487,751
                                                                     -----------
                                                                       2,535,645
                                                                     -----------
TOTAL CHINA                                                           25,861,633
                                                                     -----------
HONG KONG-- 21.5%
Consumer Goods -- 15.5%
   Bosideng International Holdings .................     1,407,600       393,427
   China Agri-Industries Holdings ..................       875,361     1,168,080
   China Foods .....................................       482,400       359,138
   China Resources Enterprise ......................       427,243     1,529,838
   Denway Motors (1, 2) ............................     2,416,500     1,419,310
                                                                     -----------
                                                                       4,869,793
                                                                     -----------
Consumer Services -- 6.0%
   China Dongxiang Group ...........................     1,695,164     1,163,763
   China Travel International ......................     1,815,000       455,866
   New World Department Store China ................       311,700       266,983
                                                                     -----------
                                                                       1,886,612
                                                                     -----------
TOTAL HONG KONG                                                        6,756,405
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $31,140,925) ..............................                 $32,618,038
                                                                     ===========
TOTAL INVESTMENTS-- 103.8%
   (Cost $31,140,925) ..............................                 $32,618,038
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $31,416,760.

*    Non-income producing security.

++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(1) Security is fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total value of such securities as of April 30, 2010, was $1,419,310 and represented 4.52% of net assets.

(2) Security considered illiquid. The total value of such securities as of April 30, 2010 was $1,419,310 and represents 4.52% of net assets.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                           GLOBAL X CHINA CONSUMER ETF

The following is a summary of the inputs used as of April 30, 2010 valuing the Funds investments in accordance with ASC 820 carried at value :

Investments in Securities           Level 1     Level 2     Level 3       Total
-------------------------         -----------   -------   ----------   -----------
Common Stock
   Consumer Goods                 $14,040,974     $--     $1,419,310   $15,460,284
   Consumer Services               14,622,109      --             --    14,622,109
   Health Care                      2,535,645      --             --     2,535,645
                                  -----------     ---     ----------   -----------
Total Common Stock                 31,198,728      --      1,419,310    32,618,038
                                  -----------     ---     ----------   -----------
Total Investments in Securities   $31,198,728     $--     $1,419,310   $32,618,038
                                  ===========     ===     ==========   ===========

                                                      Consumer Goods
                                                      --------------
Beginning balance as of November 23, 2009               $       --
   Accrued discounts/premiums                                   --
   Realized gain/(loss)                                         --
   Change in unrealized appreciation/(depreciation)             --
   Net purchases/sales                                          --
   Net transfer in and/or out of Level 3                 1,419,310
                                                        ----------
Ending balance as of April 30, 2010                     $1,419,310
                                                        ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                          GLOBAL X CHINA MATERIALS ETF

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Basic Materials          100.0%
Short-Term Investments     0.0%

+    Percentages based on total investments.

COMMON STOCK --97.8++%

                                                          SHARES        VALUE
                                                       -----------   -----------
CHINA-- 80.0%
Basic Materials -- 80.0%
   Aluminum Corp of China, Cl H ....................       653,400   $   651,397
   Angang Steel, Cl H ..............................       406,200       644,579
   China Agritech * ................................        12,320       203,650
   China BlueChemical ..............................     1,129,185       706,850
   China Green Agriculture * .......................        18,700       237,116
   China Molybdenum, Cl H ..........................       805,114       639,835
   China Vanadium Titano - Magnetite Mining * ......     1,023,000       527,062
   China XLX Fertiliser ............................       427,879       185,817
   Chongqing Iron & Steel, Cl H ....................       554,217       163,471
   Dongyue Group ...................................       989,334       231,921
   General Steel Holdings * ........................        37,400       139,502
   Hunan Non-Ferrous Metal, Cl H ...................     1,614,800       686,370
   Jiangxi Copper, Cl H ............................       305,800       658,566
   Maanshan Iron & Steel, Cl H .....................     1,252,608       672,786
   Real Gold Mining * ..............................       336,905       538,090
   ShengdaTech * ...................................        46,200       318,318
   Shougang Concord International Enterprises ......     3,082,200       567,705
   Sinopec Shanghai Petrochemical, Cl H ............     1,804,000       704,052
   Sinopec Yizheng Chemical Fibre, Cl H * ..........     1,527,017       369,766
   Xinjiang Xinxin Mining Industry, Cl H ...........       725,954       423,578
   Yingde Gases * ..................................       594,000       663,332
   Zhaojin Mining Industry .........................       347,600       683,219
   Zijin Mining Group, Cl H ........................       852,249       680,587
                                                                     -----------
TOTAL CHINA ........................................                  11,297,569
                                                                     -----------
HONG KONG-- 17.8%
Basic Materials -- 17.8%
   China Rare Earth Holdings .......................     1,054,945       262,249
   Citic Pacific ...................................       308,489       684,224
   Fufeng Group ....................................       796,407       638,045
   Lumena Resources * ..............................       772,855       229,951
   Sinofert Holdings ...............................     1,271,600       692,814
                                                                     -----------
TOTAL HONG KONG ....................................                   2,507,283
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $13,783,025) ..............................                 $13,804,852
                                                                     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                          GLOBAL X CHINA MATERIALS ETF

TIME DEPOSIT -- 0.0%

                                                       FACE AMOUNT      VALUE
                                                       -----------   -----------
   Brown Brothers, 0.030%
      (Cost $917) ..................................   $       917   $       917
                                                                     -----------
TOTAL TIME DEPOSIT
   (Cost $917) .....................................                 $       917
                                                                     ===========
TOTAL INVESTMENTS-- 97.8%
   (Cost $13,783,942) ..............................                 $13,805,769
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $14,123,251.

*    Non-income producing security.

++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

CL -- CLASS

As of April 30, 2010, all of the Fund's investments are classified as Level 1, except for the Time Deposit which is Level 2, in accordance with ASC 820.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                          GLOBAL X CHINA TECHNOLOGY ETF

SECTOR WEIGHTINGS+:

                                   (BAR SHART)

Technology           86.0%
Telecommunications   14.0%

+    Percentages based on total investments.

COMMON STOCK -- 102.0++%

                                                          SHARES        VALUE
                                                       -----------   -----------
CHINA--92.7%
Technology -- 87.7%
   AAC Acoustic Technologies Holdings ..............        79,000   $   131,263
   Alibaba.com .....................................        96,567       187,069
   AsiaInfo Holdings * .............................         4,000       113,640
   Baidu ADR * .....................................           435       299,846
   BYD Electronic International ....................        94,000        67,923
   China Communications Services, Cl H .............       223,000       113,456
   Ctrip.com International ADR * ...................         6,000       219,120
   Foxconn International Holdings * ................       182,000       166,439
   Giant Interactive Group ADR .....................        22,500       170,100
   Kingdee International Software Group ............       173,000        67,740
   Kingsoft ........................................        58,000        45,720
   Lenovo Group ....................................       289,500       218,510
   Longtop Financial Technologies ADR * ............         5,485       188,739
   Netease.com ADR * ...............................         4,250       148,197
   Perfect World ADR * .............................         3,550       118,818
   Semiconductor Manufacturing International * .....     1,925,000       210,754
   Shanda Interactive Entertainment ADR * ..........         3,750       170,025
   Sina * ..........................................         4,460       163,682
   Sohu.com * ......................................         2,990       143,969
   Tencent Holdings ................................         9,450       198,888
   VanceInfo Technologies ADR * ....................         4,500       107,325
   ZTE, Cl H .......................................        41,400       150,908
                                                                     -----------
                                                                       3,402,131
                                                                     -----------
Telecommunications -- 5.0%
   China Telecom, Cl H .............................       363,000       169,255
   KongZhong ADR * .................................         3,480        25,195
                                                                     -----------
                                                                         194,450
                                                                     -----------
TOTAL CHINA                                                            3,596,581
                                                                     -----------
HONG KONG-- 9.3%
Telecommunications -- 9.3%
   China Mobile ....................................        17,000       169,151
   China Unicom Hong Kong ..........................       149,904       189,605
                                                                     -----------
TOTAL HONG KONG ....................................                     358,756
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $3,840,792) ...............................                 $ 3,955,337
                                                                     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                          GLOBAL X CHINA TECHNOLOGY ETF

                                                                        VALUE
                                                                     -----------
TOTAL INVESTMENTS-- 102.0%
   (Cost $3,840,792) ...............................                 $ 3,955,337
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $3,876,857.

*    Non-income producing security.

++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

As of April 30, 2010, all of the Fund's investments are classified as Level 1, in accordance with ASC 820.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                            GLOBAL X CHINA ENERGY ETF

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Energy                   80.8%
Utilities                19.2%
Short-Term Investments    0.0%

+    Percentages based on total investments.

COMMON STOCK -- 106.3++%

                                                          SHARES        VALUE
                                                       -----------   -----------
CHINA-- 77.5%
Energy -- 62.4%
   China Coal Energy, Cl H .........................       135,000   $   209,356
   China Oilfield Services, Cl H ...................       107,043       152,489
   China Petroleum & Chemical, Cl H ................       515,400       417,562
   China Shenhua Energy ............................        96,800       423,916
   Honghua Group ...................................       113,400        20,157
   JA Solar Holdings ADR * .........................        19,200       117,312
   LDK Solar ADR * .................................        13,200       102,696
   PetroChina, Cl H ................................       360,000       421,958
   Renesola ADR * ..................................        10,200        79,662
   Solarfun Power Holdings ADR * ...................         7,700        66,528
   Suntech Power Holdings ADR * ....................        11,940       162,384
   Tianneng Power International ....................        69,000        45,237
   Trina Solar ADR * ...............................         6,040       156,255
   Yanzhou Coal Mining, Cl H .......................        84,204       241,860
   Yingli Green Energy Holding ADR * ...............        10,800       136,404
                                                                     -----------
                                                                       2,753,776
                                                                     -----------
Utilities -- 15.1%
   China Longyuan Power Group, Cl H * ..............       144,655       153,900
   Datang International Power Generation, Cl H .....       217,069        92,265
   GCL Poly Energy Holdings ........................       418,657        94,367
   Huadian Power International, Cl H ...............       149,400        36,177
   Huaneng Power International, Cl H ...............       224,123       130,771
   Xinao Gas Holdings ..............................        51,712       158,857
                                                                     -----------
                                                                         666,337
                                                                     -----------
TOTAL CHINA                                                            3,420,113
                                                                     -----------
HONG KONG-- 28.8%
Energy -- 18.8%
   CNOOC ...........................................       263,400       469,545
   Fushan International Energy Group ...............       210,609       150,827
   Kunlun Energy ...................................       155,341       209,688
                                                                     -----------
                                                                         830,060
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                            GLOBAL X CHINA ENERGY ETF

COMMON STOCK -- CONTINUED

                                                         SHARES/
                                                       FACE AMOUNT      VALUE
                                                       -----------   -----------
Utilities -- 10.0%
   Beijing Enterprises Holdings ....................        31,800   $   207,049
   China Power International Development ...........       183,600        42,330
   China Resources Power Holdings ..................        92,400       189,470
                                                                     -----------
                                                                         438,849
                                                                     -----------
TOTAL HONG KONG ....................................                   1,268,909
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $4,736,191) ...............................                 $ 4,689,022
                                                                     ===========
TIME DEPOSIT -- 0.0%
   Brown Brothers, 0.030%
      (Cost $933) ..................................   $       933           933
                                                                     -----------
TOTAL TIME DEPOSIT
   (Cost $933) .....................................                 $       933
                                                                     ===========
TOTAL INVESTMENTS-- 106.3%
   (Cost $4,737,124) ...............................                 $ 4,689,955
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $4,410,374.

*    Non-income producing security.

++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR -- American Depositary Receipt
Cl -- Class

As of April 30, 2010, all of the Fund's investments are classified as Level 1, except for the Time Deposit which is Level 2, in accordance with ASC 820.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                           GLOBAL X FTSE NORDIC 30 ETF

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Financials               28.4%
Industrials              16.0%
Technology               14.4%
Oil & Gas                 9.8%
Health Care               9.1%
Telecommunications        5.7%
Consumer Goods            5.6%
Basic Materials           4.7%
Consumer Services         3.9%
Utilities                 2.4%
Short-Term Investments    0.0%

+    Percentages based on total investments.

COMMON STOCK -- 99.3%

                                                          SHARES        VALUE
                                                       -----------   -----------
DENMARK-- 20.6%
Consumer Goods -- 2.1%
   Carlsberg, Cl B .................................         1,580   $   128,806
                                                                     -----------
Financials -- 3.9%
   Danske Bank .....................................         9,200       242,539
                                                                     -----------
Health Care -- 9.0%
   Novo Nordisk ADR ................................         6,789       557,377
                                                                     -----------
Industrials -- 3.0%
   A P Moller - Maersk, Cl B .......................            22       186,437
                                                                     -----------
Oil & Gas -- 2.6%
   Vestas Wind Systems * ...........................         2,580       158,012
                                                                     -----------
TOTAL DENMARK                                                          1,273,171
                                                                     -----------
FINLAND-- 15.8%
Basic Materials -- 1.6%
   UPM-Kymmene .....................................         6,650        96,160
                                                                     -----------
Financials -- 3.1%
   Sampo, Cl A .....................................         7,750       191,421
                                                                     -----------
Industrials -- 1.5%
   Kone, Cl B ......................................         2,080        91,948
                                                                     -----------
Technology -- 7.2%
   Nokia ADR .......................................        36,650       445,664
                                                                     -----------
Utilities -- 2.4%
   Fortum ..........................................         5,650       146,548
                                                                     -----------
TOTAL FINLAND ......................................                     971,741
                                                                     -----------
NORWAY-- 17.2%
Basic Materials -- 3.1%
   Norsk Hydro .....................................        11,200        86,987

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                           GLOBAL X FTSE NORDIC 30 ETF

COMMON STOCK -- CONTINUED

                                                          SHARES        VALUE
                                                       -----------   -----------
Basic Materials -- continued
   Yara International ..............................         2,920   $   102,400
                                                                     -----------
                                                                         189,387
                                                                     -----------
Consumer Goods -- 1.8%
   Orkla ...........................................        13,100       111,138
                                                                     -----------
Financials -- 2.7%
   DnB .............................................        13,755       164,328
                                                                     -----------
Oil & Gas -- 7.2%
   Seadrill ........................................         3,140        80,084
   Statoil ADR .....................................        15,048       363,710
                                                                     -----------
                                                                         443,794
                                                                     -----------
Telecommunications -- 2.4%
   Telenor .........................................        10,500       150,280
                                                                     -----------
TOTAL NORWAY .......................................                   1,058,927
                                                                     -----------
SWEDEN-- 44.1%
Consumer Goods -- 1.7%
   Svenska Cellulosa, Cl B .........................         7,900       103,674
                                                                     -----------
Consumer Services -- 3.9%
   Hennes & Mauritz, Cl B ..........................         3,736       239,674
                                                                     -----------
Financials -- 16.9%
   Investor, Cl B ..................................         6,000       114,215
   Nordea Bank .....................................        52,000       511,452
   Skandinaviska Enskilda Banken, Cl A .............        26,700       184,344
   Svenska Handelsbanken, Cl A .....................         8,100       228,823
                                                                     -----------
                                                                       1,038,834
                                                                     -----------
Industrials -- 11.4%
   Atlas Copco, Cl A ...............................         8,400       136,693
   Sandvik .........................................        15,700       227,725
   SKF, Cl B .......................................         5,400       108,835
   Volvo, Cl B .....................................        18,200       229,166
                                                                     -----------
                                                                         702,419
                                                                     -----------
Technology -- 7.0%
   Ericsson ADR ....................................        37,600       432,400
                                                                     -----------
Telecommunications -- 3.2%
   TeliaSonera .....................................        28,700       197,439
                                                                     -----------
TOTAL SWEDEN .......................................                   2,714,440
                                                                     -----------
UNITED STATES-- 1.6%
Financials -- 1.6%
   Swedbank ........................................         8,977        98,339
                                                                     -----------
TOTAL UNITED STATES ................................                      98,339
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $5,730,569) ...............................                 $ 6,116,618
                                                                     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                           GLOBAL X FTSE NORDIC 30 ETF

TIME DEPOSIT -- 0.0%

                                                       FACE AMOUNT      VALUE
                                                       -----------   -----------
   Brown Brothers, 0.030%
      (Cost $422) ..................................   $       422   $       422
                                                                     -----------
TOTAL TIME DEPOSIT
   (Cost $422) .....................................                 $       422
                                                                     ===========
TOTAL INVESTMENTS-- 99.3%
   (Cost $5,730,991) ...............................                 $ 6,117,040
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $6,162,586.

*    Non-income producing security.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

As of April 30, 2010, all of the Fund's investments are classified as Level 1, except for the Time Deposit which is Level 2, in accordance with ASC 820.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                    GLOBAL X /INTERBOLSA FTSE COLOMBIA 20 ETF

SECTOR WEIGHTINGS +:

                                   (BAR CHART)

Financials               42.1%
Oil & Gas                29.3%
Industrials               9.6%
Utilities                 8.4%
Consumer Goods            5.7%
Consumer Services         3.8%
Telecommunications        1.1%

+    Percentages based on total investments.

COMMON STOCK -- 99.9++%

                                                          SHARES       VALUE(1)
                                                       -----------   -----------
CANADA-- 9.7%
Oil & Gas -- 9.7%
   Pacific Rubiales Energy * .......................         7,063       159,211
   Pacific Rubiales Energy * MXP ...................        35,316       802,070
                                                                     -----------
TOTAL CANADA .......................................                     961,281
                                                                     -----------
COLOMBIA-- 90.2%
Consumer Goods -- 5.7%
   Cia Colombiana del Tejidos * ....................   131,856,614        66,127
   Grupo Nacional de Chocolates ....................        38,009       424,419
   Textiles Fabricato Tejicondor * .................     4,471,277        69,331
                                                                     -----------
                                                                         559,877
                                                                     -----------
Consumer Services -- 3.8%
   Almacenes Exito .................................        41,615       376,518
                                                                     -----------
Financials -- 42.1%
   BanColombia ADR .................................        41,286     1,929,708
   Bolsa de Valores de Colombia ....................     7,516,180       141,931
   Cia Colombiana de Inversiones ...................       156,190       493,964
   Financiera Colombiana ...........................        29,922       457,841
   Grupo Aval Acciones y Valores ...................       976,291       469,635
   Grupo de Inversiones Suramericana ...............        32,113       488,408
   Helm Bank .......................................       406,991        91,641
   Interbolsa ......................................        68,262        87,332
                                                                     -----------
                                                                       4,160,460
                                                                     -----------
Industrials -- 9.6%
   Cementos Argos ..................................        75,083       442,636
   Inversiones Argos ...............................        45,074       447,488
   Tableros y Maderas de Caldas ....................    13,810,708        55,056
                                                                     -----------
                                                                         945,180
                                                                     -----------
Oil & Gas -- 19.6%
   Ecopetrol ADR ...................................        68,063     1,938,434
                                                                     -----------
Telecommunications -- 1.0%
   Empresa de Telecomunicaciones de Bogota .........       172,643       102,043
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

SCHEDULE OF INVESTMENTS                               APRIL 30, 2010 (UNAUDITED)

                    GLOBAL X /INTERBOLSA FTSE COLOMBIA 20 ETF

COMMON STOCK -- CONTINUED

                                                          SHARES       VALUE(1)
                                                       -----------   -----------
Utilities -- 8.4%
   Interconexion Electrica .........................        65,618       435,864
   Isagen ..........................................       330,535       394,964
                                                                     -----------
                                                                         830,828
                                                                     -----------
TOTAL COLOMBIA .....................................                   8,913,340
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $7,122,311) ...............................                 $ 9,874,621
                                                                     ===========
TOTAL INVESTMENTS-- 99.9%
   (Cost $7,122,311) ...............................                 $ 9,874,621
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $9,884,797.

*    Non-income producing security.

(1)  In U.S. dollars unless otherwise indicated.

++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR -- AMERICAN DEPOSITARY RECEIPT
MXP --MEXICAN PESO

As of April 30, 2010, all of the Fund's investments are classified as Level 1 in accordance with ASC 820.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                      STATEMENTS OF ASSETS AND LIABILITIES
                           APRIL 30, 2010 (UNAUDITED)


                                                  GLOBAL X SILVER   GLOBAL X COPPER   GLOBAL X CHINA    GLOBAL X CHINA
                                                     MINERS ETF        MINERS ETF     FINANCIALS ETF   INDUSTRIALS ETF
                                                  ---------------   ---------------   --------------   ---------------
ASSETS:
   Cost of Investments                              $31,373,723       $2,135,739       $56,869,522       $26,966,084
   Cost of Foreign Currency                                  --               --                --                --
                                                    -----------       ----------       -----------       -----------
   Investments, at Value                            $31,703,830       $2,041,977       $54,983,074       $25,388,173
   Foreign Currency, at Value                                --               --                --                --
   Receivable for Capital Shares Sold                 5,294,500               --                --                --
   Dividend and Interest Receivable                       3,877              390           208,905            28,770
   Receivable for Investment Securities Sold                 --               --         6,892,029         2,840,355
   Reclaim Receivable                                        --               37                --                --
                                                    -----------       ----------       -----------       -----------
   TOTAL ASSETS                                      37,002,207        2,042,404        62,084,008        28,257,298
                                                    -----------       ----------       -----------       -----------
LIABILITIES:
   Payable for Investment Securities
      Purchased                                       5,284,825               --         7,580,126         2,880,304
   Payable for Capital Shares Redeemed                       --               --                --                --
   Custody fee Payable                                       --               --                --                --
   Payable due to Investment Adviser                      1,505              266            30,833            13,944
   Due to Custodian                                   2,998,388               --                --                --
   Overdraft of Foreign Currency*                            --               --           101,235                --
                                                    -----------       ----------       -----------       -----------
   TOTAL LIABILITIES                                  8,284,718              266         7,712,194         2,894,248
                                                    -----------       ----------       -----------       -----------
   NET ASSETS                                       $28,717,489       $2,042,138       $54,371,814       $25,363,050
                                                    ===========       ==========       ===========       ===========
   Proceeds of Foreign Currency*                    $        --       $       --       $   101,229       $        --
                                                    -----------       ----------       -----------       -----------
NET ASSETS CONSIST OF:
   Paid-in Capital                                  $28,385,000       $2,132,500       $57,360,500       $27,227,000
   Undistributed (Distributions in Excess of)
      Net Investment Income/Accumulated Net
      Investment Loss                                     2,355              165           114,587           (36,537)
   Accumulated Net Realized Gain (Loss) on
      Investments and Foreign Currency
      Translations                                           --            3,238        (1,216,843)         (249,500)
   Net Unrealized Appreciation (Depreciation)
      on Investments                                    330,107          (93,762)       (1,886,448)       (1,577,911)
   Net Unrealized Appreciation (Depreciation)
      on Foreign Currency Translations                       27               (3)               18                (2)
                                                    -----------       ----------       -----------       -----------
   NET ASSETS                                       $28,717,489       $2,042,138       $54,371,814       $25,363,050
                                                    ===========       ==========       ===========       ===========
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)       1,900,000          150,000         4,050,000         1,700,000
   Net Asset Value, Offering and Redemption
      Price Per Share                               $     15.11       $    13.61       $     13.43       $     14.92
                                                    ===========       ==========       ===========       ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                      STATEMENTS OF ASSETS AND LIABILITIES
                           APRIL 30, 2010 (UNAUDITED)

                                                                                    GLOBAL X/ INTERBOLSA
GLOBAL X CHINA   GLOBAL X CHINA   GLOBAL X CHINA   GLOBAL X CHINA   GLOBAL X FTSE     FTSE COLOMBIA 20
 CONSUMER ETF     MATERIALS ETF   TECHNOLOGY ETF     ENERGY ETF     NORDIC 30 ETF            ETF
--------------   --------------   --------------   --------------   -------------   --------------------

 $31,140,925      $13,783,942       $3,840,792       $4,737,124      $5,730,991          $7,122,311
       5,857               --               --               --          16,765              10,272
 -----------      -----------       ----------       ----------      ----------          ----------
 $32,618,038      $13,805,769       $3,955,337       $4,689,955      $6,117,040          $9,874,621
       5,855               --               --               --          16,361              10,126
          --               --               --               --              --                  --
      71,138           29,638            9,237            2,415          36,628              28,091
   1,018,456        1,469,954               --          377,319       2,458,244                  --
          --               --               --               --           1,837                  --
 -----------      -----------       ----------       ----------      ----------          ----------
  33,713,487       15,305,361        3,964,574        5,069,689       8,630,110           9,912,838
 -----------      -----------       ----------       ----------      ----------          ----------


   2,278,163        1,171,958           83,178          655,242              --                  --
          --               --               --               --       2,462,600                  --
          --               --               --               --              --               7,633
      16,004           10,152            2,127            2,039           4,924               5,466
       2,560               --            2,412               --              --              14,942
          --               --               --            2,034              --                  --
 -----------      -----------       ----------       ----------      ----------          ----------
   2,296,727        1,182,110           87,717          659,315       2,467,524              28,041
 -----------      -----------       ----------       ----------      ----------          ----------
 $31,416,760      $14,123,251       $3,876,857       $4,410,374      $6,162,586          $9,884,797
 ===========      ===========       ==========       ==========      ==========          ==========
 $        --      $        --       $       --       $    2,032      $       --          $       --
 -----------      -----------       ----------       ----------      ----------          ----------

 $29,927,500      $14,090,500       $3,761,500       $4,500,000      $5,252,101          $6,896,000


      34,056           12,433              814           (4,860)        105,352             (62,173)


     (21,894)          (1,505)              --          (37,596)        419,405             298,811

   1,477,113           21,827          114,545          (47,169)        386,049           2,752,310

         (15)              (4)              (2)              (1)           (321)               (151)
 -----------      -----------       ----------       ----------      ----------          ----------
 $31,416,760      $14,123,251       $3,876,857       $4,410,374      $6,162,586          $9,884,797
 ===========      ===========       ==========       ==========      ==========          ==========

   1,800,000        1,100,000          250,000          300,000         350,000             300,000

 $     17.45      $     12.84       $    15.51       $    14.70      $    17.61          $    32.95
 ===========      ===========       ==========       ==========      ==========          ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                            STATEMENTS OF OPERATIONS
                 FOR THE PERIOD ENDED APRIL 30, 2010 (UNAUDITED)

                                                     GLOBAL X   GLOBAL X     GLOBAL X      GLOBAL X     GLOBAL X
                                                      SILVER     COPPER       CHINA         CHINA         CHINA
                                                      MINERS     MINERS     FINANCIALS   INDUSTRIALS    CONSUMER
                                                      ETF(1)     ETF(1)       ETF(2)        ETF(3)       ETF(3)
                                                     --------   --------   -----------   -----------   ----------
INVESTMENT INCOME:
   Dividend Income                                   $  4,277   $    489   $   208,879   $    28,771   $   85,271
   Interest Income                                         11         --            10             9            3
   Less: Foreign Taxes Withheld                          (428)       (58)           --            --           --
                                                     --------   --------   -----------   -----------   ----------
      TOTAL INVESTMENT INCOME                           3,860        431       208,889        28,780       85,274
                                                     --------   --------   -----------   -----------   ----------
   Supervision and Administration Fees(4)               1,505        266        94,302        65,317       51,218
                                                     --------   --------   -----------   -----------   ----------
      TOTAL EXPENSES                                    1,505        266        94,302        65,317       51,218
                                                     --------   --------   -----------   -----------   ----------
   NET INVESTMENT INCOME (LOSS)                         2,355        165       114,587       (36,537)      34,056
                                                     --------   --------   -----------   -----------   ----------
   NET REALIZED GAIN (LOSS) ON:
      Investments                                          --        107    (1,215,101)     (249,500)     (21,760)
      Foreign Currency Transactions                        --      3,131        (1,742)           --         (134)
                                                     --------   --------   -----------   -----------   ----------
   NET REALIZED GAIN (LOSS) ON INVESTMENTS                 --      3,238    (1,216,843)     (249,500)     (21,894)
                                                     --------   --------   -----------   -----------   ----------
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON:
      Investments                                     330,107    (93,762)   (1,886,448)   (1,577,911)   1,477,113
      Foreign Currency Transactions                        27         (3)           18            (2)         (15)
                                                     --------   --------   -----------   -----------   ----------
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON INVESTMENTS                   330,134    (93,765)   (1,886,430)   (1,577,913)   1,477,098
                                                     --------   --------   -----------   -----------   ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS                                     330,134    (90,527)   (3,103,273)   (1,827,413)   1,455,204
                                                     --------   --------   -----------   -----------   ----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                $332,489   $(90,362)  $(2,988,686)  $(1,863,950)  $1,489,260
                                                     ========   ========   ===========   ===========   ==========

(1)  THE FUND COMMENCED OPERATIONS ON APRIL 19, 2010.

(2)  THE FUND COMMENCED OPERATIONS ON DECEMBER 10, 2009.

(3)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2009.

(4) THE SUPERVISION AND ADMINISTRATION FEES REFLECT THE SUPERVISORY AND ADMINISTRATIVE FEE, WHICH INCLUDES FEES PAID BY THE FUNDS FOR THE INVESTMENT ADVISORY SERVICES PROVIDED BY THE ADVISER.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                            STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED APRIL 30, 2010 (UNAUDITED)

                                                                                                          GLOBAL
                                                     GLOBAL X     GLOBAL X    GLOBAL X                 X/INTERBOLSA
                                                       CHINA        CHINA       CHINA      GLOBAL X        FTSE
                                                     MATERIALS   TECHNOLOGY    ENERGY    FTSE NORDIC   COLOMBIA 20
                                                       ETF(1)       ETF(2)     ETF(3)       30 ETF          ETF
                                                     ---------   ----------   --------   -----------   ------------
INVESTMENT INCOME:
   Dividend Income                                    $29,641    $  8,823     $  2,159    $145,721     $   122,957
   Interest Income                                          2          --            1           1               7
   Less: Foreign Taxes Withheld                            --          --           --     (22,774)         (3,086)
                                                      -------    --------     --------    --------     -----------
      TOTAL INVESTMENT INCOME                          29,643       8,823        2,160     122,948         119,878
                                                      -------    --------     --------    --------     -----------
   Supervision and Administration Fees(4)              17,210       8,009        7,020      13,433          26,772
   Custodian Fees                                          --          --           --          --           7,087
                                                      -------    --------     --------    --------     -----------
      TOTAL EXPENSES                                   17,210       8,009        7,020      13,433          33,859
                                                      -------    --------     --------    --------     -----------
   NET INVESTMENT INCOME (LOSS)                        12,433         814       (4,860)    109,515          86,019
                                                      -------    --------     --------    --------     -----------
   NET REALIZED GAIN (LOSS) ON:
      Investments                                      (1,437)         --      (37,596)    416,464         299,912
      Foreign Currency Transactions                       (68)         --           --         784          (4,648)
                                                      -------    --------     --------    --------     -----------
   NET REALIZED GAIN (LOSS) ON INVESTMENTS             (1,505)         --      (37,596)    417,248         295,264
                                                      -------    --------     --------    --------     -----------
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON:
      Investments                                      21,827     114,545      (47,169)    120,853       1,219,346
      Foreign Currency Transactions                        (4)         (2)          (1)       (217)         (2,652)
                                                      -------    --------     --------    --------     -----------
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON INVESTMENTS                    21,823     114,543      (47,170)    120,636       1,216,694
                                                      -------    --------     --------    --------     -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS                                      20,318     114,543      (84,766)    537,884       1,511,958
                                                      -------    --------     --------    --------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                 $32,751    $115,357     $(89,626)   $647,399     $ 1,597,977
                                                      =======    ========     ========    ========     ===========

(1)  THE FUND COMMENCED OPERATIONS ON JANUARY 12, 2010.

(2)  THE FUND COMMENCED OPERATIONS ON DECEMBER 8, 2009.

(3)  THE FUND COMMENCED OPERATIONS ON DECEMBER 15, 2009.

(4) THE SUPERVISION AND ADMINISTRATION FEES REFLECT THE SUPERVISORY AND ADMINISTRATIVE FEE, WHICH INCLUDES FEES PAID BY THE FUNDS FOR THE INVESTMENT ADVISORY SERVICES PROVIDED BY THE ADVISER.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                 GLOBAL X         GLOBAL X         GLOBAL X
                                               GLOBAL X         GLOBAL X           CHINA            CHINA            CHINA
                                                SILVER           COPPER         FINANCIALS       INDUSTRIALS       CONSUMER
                                            MINERS ETF(1)     MINERS ETF(1)       ETF(2)           ETF(3)           ETF(3)
                                            PERIOD ENDED      PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                                            APRIL 30, 2010   APRIL 30, 2010   APRIL 30, 2010   APRIL 30, 2010   APRIL 30, 2010
                                            --------------   --------------   --------------   --------------   --------------
OPERATIONS:
   Net Investment Income (Loss)               $     2,355     $       165      $    114,587    $    (36,537)     $    34,056
   Net Realized Gain (Loss) on
      Investments and Foreign Currency
         Transactions                                  --           3,238        (1,216,843)       (249,500)         (21,894)
   Net Change in Unrealized
      Appreciation (Depreciation) on
      Investments and Foreign Currency            330,134         (93,765)       (1,886,430)     (1,577,913)       1,477,098
                                              -----------     -----------      ------------    ------------      -----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM OPERATIONS            332,489         (90,362)       (2,988,686)     (1,863,950)       1,489,260
                                              -----------     -----------      ------------    ------------      -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income                               --              --                --              --               --
                                              -----------     -----------      ------------    ------------      -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                   --              --                --              --               --
                                              -----------     -----------      ------------    ------------      -----------
CAPITAL SHARE TRANSACTIONS:
   Issued                                      28,385,000       2,132,500        57,360,500      27,227,000       29,927,500
   Redeemed                                            --              --                --              --               --
                                              -----------     -----------      ------------    ------------      -----------
   INCREASE IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS                       28,385,000       2,132,500        57,360,500      27,227,000       29,927,500
                                              -----------     -----------      ------------    ------------      -----------
   TOTAL INCREASE IN NET ASSETS                28,717,489       2,042,138        54,371,814      25,363,050       31,416,760
                                              -----------     -----------      ------------    ------------      -----------
NET ASSETS:
   Beginning of Period                                 --              --                --              --               --
                                              -----------     -----------      ------------    ------------      -----------
   End of Period                              $28,717,489     $ 2,042,138      $ 54,371,814    $ 25,363,050      $31,416,760
                                              ===========     ===========      ============    ============      ===========
SHARE TRANSACTIONS:
   Issued                                       1,900,000         150,000         4,050,000       1,700,000        1,800,000
   Redeemed                                            --              --                --              --               --
                                              -----------     -----------      ------------    ------------      -----------
   NET INCREASE IN SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS                   1,900,000         150,000         4,050,000       1,700,000        1,800,000
                                              ===========     ===========      ============    ============      ===========
   Undistributed (Distributions in Excess
      of) Net Investment
      Income/Accumulated Net
      Investment Loss                         $     2,355     $       165      $    114,587    $    (36,537)     $    34,056
                                              ===========     ===========      ============    ============      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

   GLOBAL X         GLOBAL X                                                            GLOBAL X/INTERBOLSA FTSE
     CHINA            CHINA          GLOBAL X       GLOBAL X FTSE NORDIC 30 ETF(7)         COLOMBIA 20 ETF(8)
   MATERIALS       TECHNOLOGY      CHINA ENERGY    -------------------------------   -----------------------------
    ETF(4)           ETF(5)           ETF(6)                         PERIOD ENDED                     PERIOD ENDED
 PERIOD ENDED     PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     OCTOBER 31,     PERIOD ENDED     OCTOBER 31,
APRIL 30, 2010   APRIL 30, 2010   APRIL 30, 2010    APRIL 30, 2010       2009        APRIL 30, 2010       2009
--------------   --------------   --------------    --------------   ------------    --------------   ------------

 $    12,433       $      814     $   (4,860)        $   109,515      $   (2,689)      $   86,019      $   68,711



      (1,505)              --        (37,596)            417,248           2,840          295,264          51,378

      21,823          114,543        (47,170)            120,636         265,092        1,216,694       1,535,465
 -----------       ----------     ----------         -----------      ----------       ----------      ----------

      32,751          115,357        (89,626)            647,399         265,243        1,597,977       1,655,554
 -----------       ----------     ----------         -----------      ----------       ----------      ----------

          --               --             --              (2,157)             --         (264,734)             --
 -----------       ----------     ----------         -----------      ----------       ----------      ----------
          --               --             --              (2,157)             --         (264,734)             --
 -----------       ----------     ----------         -----------      ----------       ----------      ----------

  14,090,500        3,761,500      4,500,000           4,605,300       3,009,396        1,591,500       5,304,500
          --               --             --          (2,462,600)             --               --              --
 -----------       ----------     ----------         -----------      ----------       ----------      ----------

  14,090,500        3,761,500      4,500,000           2,142,700       3,009,396        1,591,500       5,304,500
 -----------       ----------     ----------         -----------      ----------       ----------      ----------
  14,123,251        3,876,857      4,410,374           2,787,942       3,274,639        2,924,743       6,960,054
 -----------       ----------     ----------         -----------      ----------       ----------      ----------

          --               --             --           3,374,644         100,005        6,960,054              --
 -----------       ----------     ----------         -----------      ----------       ----------      ----------
 $14,123,251       $3,876,857     $4,410,374         $ 6,162,586      $3,374,644       $9,884,797      $6,960,054
 ===========       ==========     ==========         ===========      ==========       ==========      ==========

   1,100,000          250,000        300,000             280,000         210,000           50,000         250,000
          --               --             --            (140,000)             --               --              --
 -----------       ----------     ----------         -----------      ----------       ----------      ----------

   1,100,000          250,000        300,000             140,000         210,000           50,000         250,000
 ===========       ==========     ==========         ===========      ==========       ==========      ==========



 $    12,433       $      814     $   (4,860)        $   105,352      $   (2,006)      $  (62,173)     $  116,542
 ===========       ==========     ==========         ===========      ==========       ==========      ==========

(1)  THE FUND COMMENCED OPERATIONS ON APRIL 19, 2010.

(2)  THE FUND COMMENCED OPERATIONS ON DECEMBER 10, 2009.

(3)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2009.

(4)  THE FUND COMMENCED OPERATIONS ON JANUARY 12, 2010.

(5)  THE FUND COMMENCED OPERATIONS ON DECEMBER 8, 2009.

(6)  THE FUND COMMENCED OPERATIONS ON DECEMBER 15, 2009.

(7)  THE FUND COMMENCED OPERATIONS ON AUGUST 17, 2009.

(8)  THE FUND COMMENCED OPERATIONS ON FEBRUARY 5, 2009.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                        FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                  NET                                                                         RATIO OF
                                REALIZED                                                           RATIO OF      NET
                                  AND                                     NET                NET   EXPENSES  INVESTMENT
       NET ASSET      NET      UNREALIZED                 DISTRIBUTION   ASSET             ASSETS     TO       INCOME
         VALUE,   INVESTMENT  GAIN (LOSS)                   FROM NET    VALUE,             END OF   AVERAGE   (LOSS) TO
       BEGINNING    INCOME         ON        TOTAL FROM    INVESTMENT   END OF    TOTAL    PERIOD     NET      AVERAGE   PORTFOLIO
       OF PERIOD    (LOSS)*   INVESTMENTS    OPERATIONS      INCOME     PERIOD  RETURN**    (000)   ASSETS   NET ASSETS  TURNOVER
       ---------  ----------  -----------   ------------  ------------  ------  --------  -------  --------  ----------  ---------
Global X Silver Miners ETF(1)
Institutional Shares
2010     $14.50     $   --      $ 0.61         $ 0.61        $   --     $15.11    4.21%   $28,717   0.65%+     1.02%+         --%
Global X Copper Miners ETF(1)
Institutional  Shares
2010     $14.40     $   --      $(0.79)        $(0.79)       $   --     $13.61   (5.49)%  $ 2,042   0.65%+     0.40%+       0.09%
Global X China Financials  ETF(2)
Institutional Shares
2010     $14.90     $ 0.04      $(1.51)        $(1.47)       $   --     $13.43   (9.87)%  $54,372   0.65%+     0.79%+      17.39%
Global X China Industrials ETF(3)
Institutional Shares
2010     $15.50     $(0.02)     $(0.56)        $(0.58)       $   --     $14.92   (3.74)%  $25,363   0.65%+    (0.36)%+     11.27%
Global X China Consumer ETF(3)
Institutional Shares
2010     $15.65     $ 0.03      $ 1.77         $ 1.80        $   --     $17.45   11.50%   $31,417   0.65%+     0.43%+       4.61%
Global X China Materials ETF(4)
Institutional Shares
2010     $14.95     $ 0.02      $(2.13)        $(2.11)       $   --     $12.84  (14.11)%  $14,123   0.65%+     0.47%+      13.05%
Global X China Technology ETF(5)
Institutional Shares
2010     $14.90     $   --      $ 0.61         $ 0.61        $   --     $15.51    4.09%   $ 3,877   0.65%+     0.07%+         --%
Global X China Energy ETF(6)
Institutional Shares
2010     $15.02     $(0.02)     $(0.30)        $(0.32)       $   --     $14.70   (2.13)%  $ 4,410   0.65%+    (0.45)%+     15.36%
Global X FTSE Nordic 30 ETF(7)
Institutional Shares
2010     $16.07     $ 0.34      $ 1.21         $ 1.55        $(0.01)    $17.61   9 .65%   $ 6,163   0.50%+     4.08%+       2.03%
2009     $14.50      (0.02)       1.59           1.57            --      16.07  10 .83      3,375   0.50+     (0.50)+       0.70
Global X/InterBolsa FTSE Colombia 20 ETF(8)
Institutional Shares
2010     $27.84     $ 0.33      $ 5.84         $ 6.17        $(1.06)    $32.95   22.74%   $ 9,885   0.86%+     2.18%+      15.84%
2009     $15.00       0.50       12.34          12.84            --      27.84   85.60      6,960   0.86+      2.93+        1.94

(1)  THE FUND COMMENCED OPERATIONS ON APRIL 19, 2010.

(2)  THE FUND COMMENCED OPERATIONS ON DECEMBER 10, 2009.

(3)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2009.

(4)  THE FUND COMMENCED OPERATIONS ON JANUARY 12, 2010.

(5)  THE FUND COMMENCED OPERATIONS ON DECEMBER 8, 2009.

(6)  THE FUND COMMENCED OPERATIONS ON DECEMBER 15, 2009.

(7)  THE FUND COMMENCED OPERATIONS ON AUGUST 17, 2009.

(8)  THE FUND COMMENCED OPERATIONS ON FEBRUARY 5, 2009.

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES.

** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND

+    ANNUALIZED

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               (GLOBAL FUNDS LOGO)
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                         NOTES TO FINANCIAL STATEMENTS
                           April 30, 2010 (unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company and as of April 30, 2010 had twenty-three investment portfolios: Global X FTSE Nordic 30 ETF, Global X FTSE Denmark 30 ETF, Global X FTSE Finland 30 ETF, Global X FTSE Norway 30 ETF, Global X FTSE Argentina 20 ETF, Global X/InterBolsa FTSE Colombia 20 ETF, Global X FTSE Egypt 30 ETF, Global X FTSE Peru 20 ETF, Global X FTSE Philippines 30 ETF, Global X FTSE Poland 30 ETF, Global X FTSE United Arab Emirates 20 ETF, Global X Emerging Africa NRX 40 ETF, Global X Pakistan KSE30 ETF, Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF and Global X China Technology ETF, Global X Copper Miners ETF, Global X Silver Miners ETF, Global X Gold Miners ETF, and the Global X Platinum Miners ETF. As of April 30, 2010, only the Global X Silver Miners ETF, Global X Copper Miners ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Consumer ETF, Global X China Materials ETF, Global X China Technology ETF, Global X China Energy ETF, Global X FTSE Nordic 30 ETF, and the Global X/InterBolsa FTSE Colombia 20 ETF, (the "Funds") were operational. The Funds seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. Each Fund is classified as "non-diversified" for purposes of the 1940 Act. This means that each Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, each Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies. Global X Management Company LLC (the "Adviser"), a Delaware Limited Liability Company, serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees (the "Board"), the Adviser is responsible for managing the investment activities of the Funds, the Funds' business affairs and other administrative matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principals ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security's primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

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                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           April 30, 2010 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2010 there were $1,419,310 of fair valued securities in the Global X China Consumer ETF. As of April 30, 2010, no other Fund has fair valued securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund's calculated their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculated net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds' Sub-administrator, SEI Investments Global Funds Services ("SEIGFS"), monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

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                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           April 30, 2010 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

     Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the funds have has the ability to access at the measurement date;

     Level 2 - Other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

     Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2010 there has been no significant changes to the Funds' fair valuation methodologies.

FEDERAL INCOME TAXES -- It is the Funds' intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

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                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           April 30, 2010 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of (i) investment securities, (ii) income and (iii) expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds' do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds' recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of April 30, 2010, there were no open forward foreign currency exchange contracts.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS -- The Funds issue and redeem Shares at NAV and only in large blocks of Shares, (each block of Shares for a Fund is called a "Creation Unit" or multiples thereof). Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction on the date of such redemption, regardless of the number of Creation Units redeemed that day.

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                              (GLOBAL FUNDS LOGO)
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                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           April 30, 2010 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CREATION UNITS (continued)

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

                                             CREATION    TRANSACTION                REDEMPTION
                                           UNIT SHARES       FEE          VALUE         FEE
                                           -----------   -----------   ----------   ----------
Global X Silver Miners ETF                    50,000        $1,000     $  750,000     $1,000
Global X Copper Miners ETF                    50,000         1,000        750,000      1,000
Global X China Financials ETF                 50,000         2,300        750,000      2,300
Global X China Industrials ETF                50,000         2,300        750,000      2,300
Global X China Consumer ETF                   50,000         2,300        750,000      2,300
Global X China Materials ETF                  50,000         2,300        750,000      2,300
Global X China Technology ETF                 50,000         2,300        750,000      2,300
Global X China Energy ETF                     50,000         2,300        750,000      2,300
Global X FTSE Nordic 30 ETF                   70,000         1,500      1,015,000      1,500
Global X/InterBolsa FTSE Colombia 20 ETF      50,000         2,600        750,000      2,600

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds' business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly a fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

                                           SUPERVISION AND
                                            ADMINISTRATION
                                                 FEE
                                           ---------------
Global X Silver Miners ETF                      0.65%
Global X Copper Miners ETF                      0.65%
Global X China Financials ETF                   0.65%
Global X China Industrials ETF                  0.65%
Global X China Consumer ETF                     0.65%
Global X China Materials ETF                    0.65%
Global X China Technology ETF                   0.65%
Global X China Energy ETF                       0.65%
Global X FTSE Nordic 30 ETF                     0.50%
Global X/InterBolsa FTSE Colombia 20 ETF        0.68%

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                               (GLOBAL FUNDS LOGO)
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                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           April 30, 2010 (unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

The Adviser and InterBolsa S.A. ("InterBolsa"), one of the leading broker-dealers located in Colombia, entered into an agreement, pursuant to which InterBolsa has agreed to provide certain marketing, marketing-related and other services and allows the use of InterBolsa's name and brand with respect to the Global X/InterBolsa FTSE Colombia 20 ETF. Under this agreement, InterBolsa agreed to make an initial payment to the Adviser regarding certain start up expenses for the Fund and the Adviser has agreed to share with InterBolsa fifty percent (50%) of the Adviser's legitimate profits with respect to the Global X/InterBolsa FTSE Colombia 20 ETF.

SEIGFS serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. ("SIDCO") serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust's custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. SIDCO bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2010, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

                                                         SALES AND
                                            PURCHASES   MATURITIES
                                           ----------   ----------
Global X Silver Miners ETF                 $       --   $       --
Global X Copper Miners ETF                    197,084        1,809
Global X China Financials ETF               8,260,574    6,940,207
Global X China Industrials ETF              2,880,304    2,840,355
Global X China Consumer ETF                 2,306,782    1,018,565
Global X China Materials ETF                1,255,676    1,469,573
Global X China Technology ETF                  83,178           --
Global X China Energy ETF                     770,583      490,627
Global X FTSE Nordic 30 ETF                   183,188      103,684
Global X/Interbolsa FTSE Colombia 20 ETF    2,158,174    1,267,026

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                               (GLOBAL FUNDS LOGO)
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                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           April 30, 2010 (unaudited)

4. INVESTMENT TRANSACTIONS (concluded)

For the period ended April 30, 2010, in-kind transactions associated with creations and redemptions were:

                                                             SALES AND    REALIZED
                                              PURCHASES     MATURITIES   GAIN/LOSS
                                           --------------   ----------   ---------
Global X Silver Miners ETF                    $28,336,022   $       --    $     --
Global X Copper Miners ETF                      1,937,472           --          --
Global X China Financials ETF                  56,764,257           --          --
Global X China Industrials ETF                 27,130,981           --          --
Global X China Consumer ETF                    29,874,467           --          --
Global X China Materials ETF                   13,998,359           --          --
Global X China Technology ETF                   3,757,614           --          --
Global X China Energy ETF                       4,497,831           --          --
Global X FTSE Nordic 30 ETF                     4,582,826    2,458,243     425,443
Global X/Interbolsa FTSE Colombia 20 ETF          630,783           --          --

During the period ended April 30, 2010, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to foreign currency and net operating losses, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2009.

                      UNDISTRIBUTED    ACCUMULATED
                     NET INVESTMENT   NET REALIZED
GLOBAL X FUNDS           INCOME           LOSS
--------------       --------------   ------------
InterBolsa FTSE
Colombia 20 ETF          $47,831        $(47,831)
FTSE Nordic 30 ETF           683            (683)

There were no distributions from either Fund during the period ended October 31, 2009.

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                               (GLOBAL FUNDS LOGO)
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                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           April 30, 2010 (unaudited)

5. TAX INFORMATION (concluded)

As of October 31, 2009, the components of Distributable Earnings on a tax basis were as follows:

                                             GLOBAL X FUNDS
                                      ---------------------------
                                                        GLOBAL
                                       GLOBAL X      X/INTERBOLSA
                                      FTSE NORDIC   FTSE COLOMBIA
                                        30 ETF         20 ETF
                                      -----------   -------------
UNDISTRIBUTED ORDINARY INCOME           $  2,156      $  215,829
UNREALIZED APPRECIATION ON
   INVESTMENTS AND FOREIGN CURRENCY      263,087       1,441,777
OTHER TEMPORARY DIFFERENCES                   --          (2,052)
                                        --------      ----------
TOTAL DISTRIBUTABLE EARNINGS            $265,243      $1,655,554
                                        --------      ----------

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2009, the Funds had no capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2010 were as follows:

                                                           AGGREGATED     AGGREGATED
                                                             GROSS           GROSS      NET UNREALIZED
                                            FEDERAL TAX    UNREALIZED     UNREALIZED     APPRECIATION
GLOBAL X FUNDS                                 COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
--------------                             ------------   ------------   ------------   --------------
Global X Silver Miners ETF                 $ 31,373,723    $  725,337    $  (395,230)    $   330,107
Global X Copper Miners ETF                    2,135,739         2,566        (96,328)        (93,762)
Global X China Financials ETF                56,869,522       781,933     (2,668,381)     (1,886,448)
Global X China Industrials ETF               26,966,084       445,542     (2,023,453)     (1,577,911)
Global X China Consumer ETF                  31,140,925     2,422,737       (945,624)      1,477,113
Global X China Materials ETF                 13,783,942       596,069       (574,242)         21,827
Global X China Technology ETF                 3,840,792       114,545             --         114,545
Global X China Energy ETF                     4,737,124       152,736       (199,905)        (47,169)
Global X FTSE Nordic 30 ETF                   5,730,991       501,817       (115,768)        386,049
Global X/InterBolsa FTSE Colombia 20 ETF      7,122,311     2,752,310             --       2,752,310

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                           April 30, 2010 (unaudited)

7. OTHER

At April 30, 2010, the total Shares outstanding that were held by shareholders was as follows:

                                                          PERCENTAGE OF
                                             NUMBER OF        SHARES
                                           SHAREHOLDERS     OUSTANDING
                                           ------------   -------------
Global X Silver Miners ETF                       3             100%
Global X Copper Miners ETF                       2             100%
Global X China Financials ETF                    5             100%
Global X China Industrials ETF                   3             100%
Global X China Consumer ETF                      5             100%
Global X China Materials ETF                     5             100%
Global X China Technology ETF                    2             100%
Global X China Energy ETF                        3             100%
Global X FTSE Nordic 30 ETF                      2             100%
Global X/Interbolsa FTSE Colombia 20 ETF         2             100%

Pursuant to the Trust's organizational documents, the Trustees of the Trust and the Trust's officers are indemnified against certain liabilities that may arise out of the performance of their duties. Additionally, in the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established.

8. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting standards Board ("FASB") issued Accounting Standards Update ("ASU") No, 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Advisers for the Funds are currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures for the Funds.

9. SUBSEQUENT EVENT

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Funds under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)

                                              BEGINNING     ENDING                 EXPENSES
                                               ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                VALUE       VALUE       EXPENSE     DURING
                                               11/01/09    04/30/10     RATIOS      PERIOD
                                              ---------   ---------   ----------   --------
GLOBAL X SILVER MINERS ETF
ACTUAL FUND RETURN                            $1,000.00   $1,007.30      0.65%     $0.26(1)
HYPOTHETICAL 5% RETURN                         1,000.00    1,021.57      0.65       3.26(7)
GLOBAL X COPPER MINERS ETF
ACTUAL FUND RETURN                             1,000.00      907.30      0.65       0.19(1)
HYPOTHETICAL 5% RETURN                         1,000.00    1,021.57      0.65       3.26(7)
GLOBAL X CHINA FINANCIALS ETF
ACTUAL FUND RETURN                             1,000.00      901.30      0.65       2.39(2)
HYPOTHETICAL 5% RETURN                         1,000.00    1,021.57      0.65       3.26(7)
GLOBAL X CHINA INDUSTRIALS ETF
ACTUAL FUND RETURN                             1,000.00      962.60      0.65       2.64(3)
HYPOTHETICAL 5% RETURN                         1,000.00    1,021.57      0.65       3.26(7)
GLOBAL X CHINA CONSUMER ETF
ACTUAL FUND RETURN                             1,000.00    1,115.00      0.65       2.84(3)
HYPOTHETICAL 5% RETURN                         1,000.00    1,021.57      0.65       3.26(7)
GLOBAL X CHINA MATERIALS ETF
ACTUAL FUND RETURN                             1,000.00      858.90      0.65       1.79(4)
HYPOTHETICAL 5% RETURN                         1,000.00    1,021.57      0.65       3.26(7)
GLOBAL X CHINA TECHNOLOGY ETF
ACTUAL FUND RETURN                             1,000.00    1,034.00      0.65       2.59(5)
HYPOTHETICAL 5% RETURN                         1,000.00    1,021.57      0.65       3.26(7)
GLOBAL X CHINA ENERGY ETF
ACTUAL FUND RETURN                             1,000.00      978.70      0.65       2.40(6)
HYPOTHETICAL 5% RETURN                         1,000.00    1,021.57      0.65       3.26(7)
GLOBAL X FTSE NORDIC 30 ETF(7)
ACTUAL FUND RETURN                             1,000.00    1,096.50      0.50       2.60
HYPOTHETICAL 5% RETURN                         1,000.00    1,022.32      0.50       2.51
GLOBAL X/INTERBOLSA FTSE COLOMBIA 20 ETF(7)
ACTUAL FUND RETURN                             1,000.00    1,227.40      0.86       4.75
HYPOTHETICAL 5% RETURN                         1,000.00    1,020.53      0.86       4.31

(1) COMMENCED OPERATIONS ON APRIL 19, 2010. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 11/365 (TO REFLECT THE PERIOD FROM INCEPTION TO DATE.)

(2) COMMENCED OPERATIONS ON DECEMBER 10, 2009. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 141/365 (TO REFLECT THE PERIOD FROM INCEPTION TO DATE.)

(3) COMMENCED OPERATIONS ON NOVEMBER 30, 2009. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 151/365 (TO REFLECT THE PERIOD FROM INCEPTION TO DATE.)

(4) COMMENCED OPERATIONS ON JANUARY 12, 2010. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 108/365 (TO REFLECT THE PERIOD FROM INCEPTION TO DATE.)

(5) COMMENCED OPERATIONS ON DECEMBER 8, 2009. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 143/365 (TO REFLECT THE PERIOD FROM INCEPTION TO DATE.)

(6) COMMENCED OPERATIONS ON DECEMBER 15, 2009. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 136/365 (TO REFLECT THE PERIOD FROM INCEPTION TO DATE.)

(7) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD.)

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

              APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund's board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider and approve the terms of the Funds' investment advisory agreement.

At a Board of Trustees ("Board") meeting held on October 2, 2009, the Board of the Trust, including each of the Independent Trustees, unanimously voted to approve the Investment Advisory Agreement between the Trust, on behalf of Global X China Financials ETF, Global X China Industrials ETF, Global X China Consumer ETF, Global X China Materials ETF, Global X Technology ETF, and Global X China Energy, ("China Funds") and Global X Management. At a meeting held on March 26, 2010, the Board of the Trust, including each of the Independent Trustees, unanimously voted to approve the Investment Advisory Agreement between the Trust, on behalf of Global X Silver Miners ETF and Global X Copper Miners ETF, ("Miner Funds") and Global X Management.

Please note that Board (including the Independent Trustees) considered and approved the Investment Advisory Agreement for the Global X FTSE Nordic 30 ETF and the Global X/InterBolsa FTSE Columbia ETF at Board meetings that took place prior to the six months ended April 30, 2010. Consequently, a discussion of the factors that the Board (including the Independent Trustees) took into consideration with respect to their approval of the Investment Advisory Agreement for each of those Funds is included in the annual or semi-annual report that corresponds to the inception of each of those Funds (and, therefore, is not discussed herein).

In advance of each Board meeting noted above, the Board reviewed written responses from Global X Management to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses.

In determining to approve each Investment Advisory Agreement, the Board concluded that each Investment Advisory Agreement was fair and reasonable and in the best interests of each of the Funds and its shareholders. The Board considered the following categories of material factors, among others, relating to each Investment Advisory Agreement. Based upon its review of these various factors, as well as other information, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve each Investment Advisory Agreement. In reaching this decision, the Board did not assign relative weights to the factors discussed below or deem any one factor or group of them to be controlling in and of themselves.

The factors considered by the Board (including the Independent Trustees) with respect to their approval of the Investment Advisory Agreement for each of the China Funds and each of the Miners Funds are discussed separately below.

CHINA FUNDS

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered information and data concerning the nature, extent, and quality of the services to be provided to the Funds by Global X Management. The Board considered, among other things, the terms of Investment Advisory Agreement and the range of services to be provided to the China Funds. The Board reviewed information about Global X Management's key personnel and the portfolio managers who would provide investment advisory services to the China Funds. The Board also considered Global X Management's responsibilities under the Investment Advisory Agreement

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

              APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

to, among other things, (i) manage the investment operations of the China Funds and the composition of the Funds' assets, including the purchase, retention and disposition thereof, (ii) provide quarterly reports to the Trust's officers and Board, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the China Funds, (iv) select broker-dealers to execute portfolio transactions for the China Funds, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the China Funds, the periodic updating of the registration statement, prospectus, statement of additional information, and other reports and documents for the Funds required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other governmental bodies, and
(vi) monitor anticipated purchases and redemptions of the Funds' Shares (including Creation Units) by shareholders and new investors. The Board also considered the quality of the services to be provided and the quality of Global X Management's resources that would be made available to the Funds. The Board evaluated Global X Management's administrative and compliance services, and information the Board received regarding the experience and professional qualifications of Global X Management's key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the China Funds by Global X Management.

PERFORMANCE

The Board considered that, because the China Funds had not started operations at the time of the Board meetings noted above, meaningful data relating to their performance was not available and could not be a factor in approving each Agreement.

COST OF SERVICES AND PROFITABILITY

The Board reviewed information regarding Global X Management's cost to provide investment management and related services to the Funds and its profitability from managing the China Funds. The Board considered the proposed advisory fee schedule for the China Funds and considered information about the profitability to Global X Management from all services to be provided to the China Funds and all aspects of its relationships with the China Funds. The Board noted that Global X Management was uncertain whether it would not be generating any profits from its services to the China Funds during the first year of the Funds' operations. Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with the Funds would not be excessive.

COMPARISON OF FEES AND SERVICES

The Board considered comparative information with respect to the investment advisory fees to be paid by the China Funds to Global X Management. In this regard, the Board considered the proposed unitary fee structure and the projected expenses of the China Funds. The Board noted that, under a Supervision and Administration Agreement, Global X Management would be responsible for most ordinary expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services for the Funds, except taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses). In this regard, the Board took into consideration that the purpose of adopting a unified fee structure for the China Funds was to create a simple, all inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the China Funds.

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                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

              APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

In addition, the Board considered comparative expense data for the China Funds, including the fees and expenses paid by other China exchange traded funds ("ETFs"). For example, Board considered whether the size of those China ETFs and their investment focus and investment strategies were comparable to the expected size, investment focus and investment strategies of each of the China Funds. The Board also considered (i) proposed expense ratios for each of the China Funds,
(ii) how those proposed expense ratios compared to those of the Global X FTSE Nordic 30 ETF and the Global X/InterBolsa FTSE Columbia ETF and (iii) the reasons for any difference in the proposed expense ratios for the China Funds.

Based on these considerations, the Board concluded that the investment advisory fee for each of the China Funds, in conjunction with the information about quality of services, profitability, and other matters discussed, supports the conclusion that the investment advisory fee for each of the China is reasonable.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether the fee level reflects these economies of scale for the benefit of Funds' investors. The Board reviewed the fee arrangements for the China Funds, and considered (i) that Global X Management was uncertain whether it would not be generating any profits from its advisory services to the China Funds during the first year of the Funds' operations and (ii) the significant investment of time and resources that Global X Management would need to make to China Funds before they might generate a profit for Global X Management. The Trustees also considered that a unitary fee provides certainty with respect to the ordinary expenses for the China Funds. Based on these considerations, the Board concluded that a flat investment advisory fee was reasonable.

OTHER BENEFITS

In addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result from its relations relationships with the Funds.

MINERS FUNDS

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered information and data concerning the nature, extent, and quality of the services to be provided to the each of the Miners Funds by Global X Management. The Board considered, among other things, the terms of the Investment Advisory Agreement and the range of services to be provided to each of the Miners Funds. The Board reviewed information about Global X Management's key personnel and the portfolio managers who would provide investment advisory services to the Miners Funds. The Board also considered Global X Management's responsibilities under the Investment Advisory Agreement with respect to the each of the Miners Funds to, among other things, (i) manage the investment operations of the Miners Funds and the composition of the Miners Funds' assets, including the purchase, retention and disposition thereof, (ii) provide quarterly reports to the Trust's officers and Board, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the Miners Funds, (iv) select broker-dealers to execute portfolio transactions for the Miners Funds, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Miners Funds, the periodic updating of the registration statement, prospectus, statement of additional information, and other reports and documents for the Miners Funds required to be filed by the Trust with the SEC and other

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

              APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

governmental bodies, and (vi) monitor anticipated purchases and redemptions of the Shares (including Creation Units) of the Miners Funds by shareholders and new investors. The Board also considered the quality of the services to be provided and the quality of Global X Management's resources that would be made available to the Funds. In particular, the Board considered Global X Management's administrative and compliance services and capabilities (including information considered by the Board at the March 26, 2010 Board meeting with respect to the Trust's Rule 38a-1 review and report by the Trust's Chief Compliance Officer) and information the Board received regarding the experience and professional qualifications of Global X Management's key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Miners Funds by Global X Management.

PERFORMANCE

The Board considered that, because the Miners Funds had not started operations at the time of the Board meetings noted above, meaningful data relating to their performance was not available and could not be a factor in approving each Agreement.

COST OF SERVICES AND PROFITABILITY

The Board reviewed information regarding Global X Management's cost to provide investment management and related services to the Miners Funds and its profitability from managing the Miners Funds. The Board considered the proposed advisory fee schedule for the Miners Funds and considered information about the profitability to Global X Management from all services to be provided to the China Funds and all aspects of its relationships with the Miners Funds. The Board noted that Global X Management was uncertain whether it would not be generating any profits from its services to the Miners Funds during the first year of the Funds' operations. Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with the Miners Funds would not be excessive.

COMPARISON OF FEES AND SERVICES

The Board considered comparative information with respect to the investment advisory fees to be paid by the Miners Funds to Global X Management. In this regard, the Board considered the proposed unitary fee structure and the projected expenses. The Board noted that, under a Supervision and Administration Agreement, Global X Management would be responsible for most ordinary expenses of the Miners Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services for the Funds, except taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses). In this regard, the Board took into consideration that the purpose of adopting a unified fee structure for the Miners Funds was to create a simple, all inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Miners Funds.

In addition, the Board considered comparative expense data for the Miners Funds, including the fees and expenses paid by single precious metal ETFs sponsored and/or advised by other firms. For example, Board considered data regarding other gold, silver, platinum, palladium and copper ETFs, including those investing in physical metals, exchange traded notes or equity securities relating to specific precious metals as well as the investment focus and investment strategies used by each of those ETFs as were comparable to the expected size, investment focus and investment strategies of

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

              APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

each of the Miners Funds. The Board also considered (i) proposed expense ratios for each of the Miners Funds, (ii) how those proposed expense ratios compared to those of the other Funds sponsored and advisers by Global X Funds and (iii) the reasons for the differences (if any) in the proposed expense ratios for the Miners Funds compared to those of the other Funds sponsored and advisers by Global X Funds.

Based on these considerations, the Board concluded that the investment advisory fee for each of the Miners, in conjunction with the information about quality of services, profitability, and other matters discussed, supports the conclusion that the investment advisory fee for each of the Miners is reasonable.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as the Miners Funds grow and whether the fee level reflects these economies of scale for the benefit of investors and shareholders in the Miners Funds. The Board reviewed the fee arrangements for the Miners Funds, and considered (i) that Global X Management was uncertain whether it would not be generating any profits from its advisory services to the Miners Funds during the first year of the Funds' operations and (ii) the significant investment of time and resources that Global X Management would need to make to Miners Funds before they might generate a profit for Global X Management. The Trustees also considered that a unitary fee provides certainty with respect to the ordinary expenses for the Funds. Based on these considerations, the Board concluded that a flat investment advisory fee was reasonable.

OTHER BENEFITS

In addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result from its relations relationships with the Funds.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                      SUPPLEMENTAL INFORMATION (UNAUDITED)

Net asset value, or "NAV", is the price per share at which the Funds issue and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds' NAV is calculated. The Funds' Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown is for the full calendar quarter completed after the inception date through the date of the most recent calendar quarter end.

Information for the Global X Silver Miners ETF and the Global X Copper Miners ETF, showing the frequency distributions of premiums and discounts for the Funds are not presented as they did not have a full quarter of information as of April 30, 2010.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                      SUPPLEMENTAL INFORMATION (UNAUDITED)

                                                                        PERCENTAGE OF TOTAL DAYS
                                         --------------------------------------------------------------------------------------
                                                                                                                      Global
                                          Global X      Global X    Global X    Global X    Global X    Global X   X/Interbolsa
                                            China        China        China      China        China      FTSE          FTSE
                                         Financials   Industrials   Consumer   Technology    Energy    Nordic 30    Colombia 20
Premium/Discount Range                     ETF(1)        ETF(2)      ETF(2)      ETF(3)      ETF(4)      ETF(5)        ETF(6)
----------------------                   ----------   -----------   --------   ----------   --------   ---------   ------------
Greater than 3.0% and Less than 3.5%           --           --          --          --           --         --         0.40%
Greater than 2.0% and Less than 2.5%         3.23%        1.61%       1.61%         --         1.61%        --         1.20%
Greater than 1.5% and Less than 2.0%         1.61%        3.23%       3.23%         --         1.61%        --         4.00%
Greater than 1.0% and Less than 1.5%        11.29%       11.29%      12.90%       4.84%        9.68%      4.07%        9.60%
Greater than 0.5% and Less than 1.0%        29.03%       33.87%      43.55%      19.35%       32.26%     14.63%       15.60%
Between 0.5% and -0.5%                      25.81%       22.58%      11.29%      48.39%       25.81%     41.46%       18.40%
Less than -0.5% and Greater than -1.0%       8.06%        8.06%      12.90%      20.97%       12.90%     28.46%       16.40%
Less than -1.0% and Greater than -1.5%      11.29%        8.06%       8.06%       1.61%        8.06%      8.94%       13.60%
Less than -1.5% and Greater than -2.0%       3.23%        6.45%       3.23%       4.84%        3.23%      2.44%       10.00%
Less than -2.0% and Greater than -2.5%       1.61%        3.23%       1.61%         --         3.23%        --         5.20%
Less than -2.5% and Greater than -3.0%       1.61%        1.62%       1.62%         --         1.61%        --         2.00%
Less than -3.0% and Greater than -3.5%       3.23%          --          --          --           --         --         1.60%
Less than -3.5% and Greater than -4.0%         --           --          --          --           --         --         0.80%
Less than -4.0% and Greater than -4.5%         --           --          --          --           --         --         0.80%
Less than -4.5% and Greater than -5.0%         --           --          --          --           --         --         0.40%
                                           ------       ------      ------      ------       ------     ------       ------
Total                                      100.00%      100.00%     100.00%     100.00%      100.00%    100.00%      100.00%
                                           ------       ------      ------      ------       ------     ------       ------

                                                                               NUMBER OF DAYS
                                         --------------------------------------------------------------------------------------
                                                                                                                      Global
                                          Global X      Global X    Global X    Global X    Global X    Global X   X/Interbolsa
                                            China        China        China       China       China       FTSE         FTSE
                                         Financials   Industrials   Consumer   Technology    Energy    Nordic 30    Colombia 20
Premium/Discount Range                     ETF(1)        ETF(2)      ETF(2)      ETF(3)      ETF(4)      ETF(5)        ETF(6)
----------------------                   ----------   -----------   --------   ----------   --------   ---------   ------------
Greater than 3.0% and Less than 3.5%         --            --          --          --          --          --            1
Greater than 2.0% and Less than 2.5%          2             1           1          --           1          --            3
Greater than 1.5% and Less than 2.0%          1             2           2          --           1          --           10
Greater than 1.0% and Less than 1.5%          7             7           8           3           6           5           24
Greater than 0.5% and Less than 1.0%         18            21          27          12          20          18           39
Between 0.5% and -0.5%                       16            14           7          30          16          51           46
Less than -0.5% and Greater than -1.0%        5             5           8          13           8          35           41
Less than -1.0% and Greater than -1.5%        7             5           5           1           5          11           34
Less than -1.5% and Greater than -2.0%        2             4           2           3           2           3           25
Less than -2.0% and Greater than -2.5%        1             2           1          --           2          --           13
Less than -2.5% and Greater than -3.0%        1             1           1          --           1          --            5
Less than -3.0% and Greater than -3.5%        2            --          --          --          --          --            4
Less than -3.5% and Greater than -4.0%       --            --          --          --          --          --            2
Less than -4.0% and Greater than -4.5%       --            --          --          --          --          --            2
Less than -4.5% and Greater than -5.0%       --            --          --          --          --          --            1
                                            ---           ---         ---         ---         ---         ---          ---
Total                                        62            62          62          62          62         123          250
                                            ---           ---         ---         ---         ---         ---          ---

(1)  The Fund commenced operations on December 10, 2009.

(2)  The Fund commenced operations on November 30, 2009.

(3)  The Fund commenced operations on December 8, 2009.

(4)  The Fund commenced operations on December 15, 2009.

(5)  The Fund commenced operations on August 17, 2009.

(6)  The Fund commenced operations on February 5, 2009.

                               (GLOBAL FUNDS LOGO)
                             The World in your Hands

                             410 Park Ave, 4th floor
                               New York, NY 10022
                                 1-888-GXFund-1
                                (1-888-493-8631)
                              www.globalxfunds.com

                               INVESTMENT ADVISER:
                         Global X Management Company LLC
                             410 Park Ave, 4th floor
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                               SUB-ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                      COUNSEL FOR THE INDEPENDENT TRUSTEES:
                                   Dechert LLP
                               1175 I Street N.W.
                              Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-0200

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Global X Funds


By (Signature and Title)*               \s\ Bruno del Ama
                                        ----------------------------------------
                                        Bruno del Ama
                                        President

Date: July 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               \s\ Bruno del Ama
                                        ----------------------------------------
                                        Bruno del Ama
                                        President

Date: July 7, 2010


By (Signature and Title)*               \s\ Jose C. Gonzalez
                                        ----------------------------------------
                                        Jose C. Gonzalez
                                        CFO

Date: July 7, 2010

* Print the name and title of each signing officer under his or her signature.